Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility of the share prices (%)	77.75%
Risk-free interest rate (%)	2.14%
Expected life of share options (years)	10 years
Bottom of range [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Expected volatility of the share prices (%)		59.23%
Risk-free interest rate (%)		1.86%
Expected life of share options (years)		1 year
Top of range [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Expected volatility of the share prices (%)		84.66%
Risk-free interest rate (%)		3.19%
Expected life of share options (years)		10 years